Transactions and balances with related parties	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties
29 Transactions and balances with related parties
Transactions with Key management
Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Short-term employee benefits	765	945	1,576	1,757
Other benefits	14	15	48	30
Share-based compensation	326	453	792	1,162
Total	1,105	1,413	2,416	2,949